Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,364,786	¥ 1,312,981
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.